SUPPLEMENT DATED FEBRUARY 1, 2023
TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2022
OF VANECK VIP TRUST

VanEck VIP Global Gold Fund
Class S

IMPORTANT NOTICE REGARDING PORTFOLIO MANAGER CHANGE

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for VanEck VIP Trust (the “Trust”) regarding VanEck VIP Global Gold Fund (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus and Prospectus free of charge, upon request, by calling toll-free 1.800.826.1115 or visiting the VanEck website at www.vaneck.com.

Beginning May 1, 2023, the Fund’s current Deputy Portfolio Manager, Imaru Casanova, will replace Joseph M. Foster as Portfolio Manager for the Fund. Mr. Foster will remain a member of the Fund’s investment team, serving as a Gold Strategist.

Accordingly, the Summary Prospectus and Prospectus is supplemented as follows:

With respect to the Fund, the section of the Summary Prospectus entitled “Portfolio Management - Portfolio Managers” and the Prospectus entitled “Summary Information—Portfolio Management - Portfolio Managers” is hereby replaced with the following:

Portfolio Managers.

Joseph M. Foster has been Portfolio Manager of the Fund since 1998 and a member of the investment team since 1996.

Imaru Casanova has been Deputy Portfolio Manager of the Fund since 2014 and a member of the investment team since 2011.

Note: Beginning May 1, 2023, Ms. Casanova will replace Mr. Foster as Portfolio Manager for the Fund. Mr. Foster will remain a member of the investment team, serving as a Gold Strategist.

In addition, the section of the Prospectus entitled “How the Fund is Managed - Management of the Fund - Portfolio Managers” with respect to the Fund is hereby replaced with the following:

VanEck VIP Global Gold Fund

Portfolio Managers.

Joseph M. Foster, Portfolio Manager of the Fund, is primarily responsible for the day-to-day portfolio management of the Fund.

Joseph M. Foster. Mr. Foster is Portfolio Manager of the Fund and a senior precious metals analyst. He has been with the Adviser since 1996 and is currently the portfolio manager for various funds advised by the Adviser.

Imaru Casanova. Ms. Casanova is Deputy Portfolio Manager of the Fund and a senior precious metals analyst. She joined the Adviser in 2011 and currently serves on the investment team for various funds advised by the Adviser.

Note: Beginning May 1, 2023, Ms. Casanova will replace Mr. Foster as Portfolio Manager for the Fund. Mr. Foster will remain a member of the investment team, serving as a Gold Strategist.

Please retain this supplement for future reference.